Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

May 5, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust

(Filing relates to ClearBridge Variable Aggressive Growth Portfolio, ClearBridge Variable Appreciation Portfolio, ClearBridge Variable Dividend Strategy Portfolio, ClearBridge Variable Large Cap Growth Portfolio, ClearBridge Variable Large Cap Value Portfolio, ClearBridge Variable Mid Cap Portfolio, ClearBridge Variable Small Cap Growth Portfolio, QS Legg Mason Dynamic Multi-Strategy VIT Portfolio, QS Variable Conservative Growth, QS Variable Growth and QS Variable Moderate Growth (the “Funds”))

(File Nos. 333-91278 and 811-21128)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and the Statements of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment.  The Amendment was filed via the EDGAR system on April 16, 2020 and became effective on May 1, 2020.

Please call the undersigned at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Mana Behbin

Mana Behbin